Related Party Transactions - Sales to and Purchases From Associates and Joint Ventures (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Joint ventures where entity is venturer [member]
Disclosure of transactions between related parties [line items]
Sales	$ 127	$ 132	$ 126
Purchases	24	27	37
Associates [member]
Disclosure of transactions between related parties [line items]
Sales	31	41	48
Purchases	$ 15	$ 18	$ 228